Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Principal Accounting Policies
Amounts of Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Cash and cash equivalents	705,010	522,174	74,670
Restricted cash	5,877	2,315	331
Short-term investments	375,226	276,969	39,606
Accounts receivable, net	28,542	15,053	2,153
Amounts due from related parties, net	224,734	292,025	41,759
Amounts due from the Group’s subsidiaries*	621,944	931,941	133,266
Loans receivable, net	56,674	35,095	5,019
Other current assets	154,279	132,673	18,972
Long-term investments	605,840	859,495	122,906
Investment in affiliates	729,942	621,733	88,907
Property and equipment, net	86,953	109,263	15,624
Operating lease right-of-use assets, net	3,493	8,497	1,215
Deferred tax assets	108,564	145,018	20,737
Other non-current assets	15,274	20,375	2,914
Total assets	3,722,352	3,972,626	568,079
Accrued payroll and welfare expenses	97,459	81,945	11,718
Income tax payable	90,665	75,726	10,829
Deferred revenues	2,166	4,555	651
Other current liabilities	142,918	183,702	26,269
Deferred tax liabilities	59,804	44,242	6,327
Other non-current liabilities	9,226	1,774	254
Operating lease liabilities, non-current	1,582	4,347	622
Total liabilities	403,820	396,291	56,670

*Amounts due from the Group’s subsidiaries are eliminated in the process of preparing the consolidated balance sheets.

	Year Ended December 31,
	(Amount in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenues:
Revenues from others
One-time commissions	371,863	44,202	19,333	2,765
Recurring service fees	4,083	21,925	21,158	3,026
Other service fees	37,251	113,089	109,135	15,606
Total revenues from others	413,197	179,216	149,626	21,397
Revenues from funds Gopher manages
One-time commissions	4,135	1,178	3,196	457
Recurring service fees	569,458	475,180	479,724	68,600
Performance-based income	10,414	22,962	8,426	1,205
Total revenues from funds Gopher manages	584,007	499,320	491,346	70,262
Total revenues(1)	997,204	678,536	640,972	91,659
Less: VAT related surcharges	(4,538)	(1,740)	(789)	(113)
Net revenues	992,666	676,796	640,183	91,546
Total operating cost and expenses(2)	(740,138)	(704,101)	(485,485)	(69,423)
Total other (loss) income	(11,197)	11,769	(221,927)	(31,735)
Net income (loss)	212,334	(112,011)	(179,807)	(25,712)
Net income (loss) attributable to Noah Holdings Limited shareholders	215,954	(122,393)	(180,340)	(25,788)
Cash flows used in operating activities(3)	(7,660)	(394,848)	(289,952)	(41,463)
Cash flows (used in) provided by investing activities	(131,120)	(284,130)	103,554	14,808
(1)	The total revenues include intragroup transactions amounted to RMB19,591, RMB99,107 and RMB90,644 for the years ended December 31, 2023, 2024 and 2025, respectively, which were eliminated in the process of preparing the consolidated statements of operations.
(2)	The total operating cost and expenses include intragroup transactions amounted to RMB359,075, RMB273,964 and RMB132,791 for the years ended December 31, 2023, 2024 and 2025, respectively, which were eliminated in the process of preparing the consolidated statements of operations.
(3)	Cash flows used in operating activities in 2023, 2024 and 2025 include amounts due from the Group’s subsidiaries of RMB149,250, RMB647,424 and RMB931,941 (US$133,266).

Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Amounts due from related parties	20,802	4,045	578
Investments	498,614	490,154	70,091
Maximum exposure to loss in non-consolidated VIEs	519,416	494,199	70,669

Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders

	Years Ended December 31,
	(Amount in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net income attributable to Noah Holdings Limited shareholders	1,009,494	475,445	558,857	79,915
Transfers (to) from the non-controlling interests:
Increase in Noah’s capital from contribution of non-controlling interests	—	86	—	—
Decrease in Noah’s equity from distributions to non-controlling interests	(16,049)	—	—	—
Net transfers (to) from non-controlling interests	(16,049)	86	—	—
Change from net income attributable to Noah Holdings Limited shareholders and transfers (to) from non-controlling interests	993,445	475,531	558,857	79,915

Schedule of Estimated Useful Lives of Property and Equipment

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures and equipment	3 - 5 years
Motor vehicles	5 years
Software	2 - 5 years
Building improvements	10 years
Buildings	22 - 30 years

Schedule of Primary Revenue Streams from Contracts with Customers

Revenue Streams	Performance Obligation Satisfied Over Time or Point In Time	Payment Terms	Variable or Fixed Considerations
One-time commissions - Fund distribution services	Point in time	Typically paid within a month after investment product established	Fixed
One-time commissions - Insurance brokerage services	Point in time	Typically paid within a month after insurance policy issued and/or renewed	Fixed and variable
Recurring service fees	Over time	Typically quarterly, semi-annually or annually	Fixed and Variable
Performance-based income	Point in time	Typically paid shortly after the income has been determined	Variable
Lending services	Over time	Typically monthly in arrears	Fixed

Schedule of Changes of allowances for category of affected assets

	Amounts due	Accounts	Other current	Other non-current
	from related parties	receivable	assets	assets
	RMB	RMB	RMB	RMB
Balance at beginning of 2023	25,666	3,647	—	—
Provisions	2,602	4,979	—	—
Reversal	(4,670)	(1,764)	—	—
Write off	(610)	—	—	—
Foreign currency adjustment	406	—	—	—
Balance at end of 2023	23,394	6,862	—	—
Provisions	1,829	12,768	—	13,227
Reversal	—	(5,218)	—	—
Write off	(16,427)	—	—	—
Foreign currency adjustment	(1,312)	2,787	—	204
Balance at end of 2024	7,484	17,199	—	13,431
Provisions	5,374	22,262	8,366	—
Reversal	(3,466)	(9,324)	—	—
Write off	(1,224)	(18,066)	(8,366)	—
Foreign currency adjustment		(61)	—	—
Balance at end of 2025	8,168	12,010	—	13,431